Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of deferred income taxes

	As of December 31,
	2019	2018
In respect of:
Net operating loss carry forward	$12,607	$10,170
Research and development expenses	801	753
Less – valuation allowance	(13,408)	(10,923)
Net deferred tax assets	$-	$-

Schedule of valuation allowance
Balance at January 1, 2017	$9,051
Additions	2,104
Balance at December 31, 2017	$11,155
Additions	(232)
Balance at December 31, 2018	$10,923
Additions	2,485
Balance at December 31, 2019	$13,408